Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock Options Activity

A summary of stock options activity for the nine months ended September 30, 2021 is as follows:

	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2021	1,197,199	$0.36	4.17
Granted	561,920	$0.46	4.57
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding, September 30, 2021	1,759,119	$0.39	4.27

A summary of stock options and warrants activity follows:

	Shares of Common Stock Exercisable Into
	Stock
	Options	Warrants	Total
Balance, December 31, 2018	20,167	7,492	27,659
Granted in 2019	56,667	-	56,667
Cancelled in 2019	(167)	-	(167)
Exercised in 2019	-	-	-

Balance, December 31, 2019	76,667	7,492	84,159
Granted in 2020	1,120,532	3,557,605	4,678,137
Cancelled 2020	-	-	-
Exercised 2020	-	-	-

Balance, December 31, 2020	1,197,199	3,565,097	4,762,296

Schedule of Non-Vested Option

	Option Shares	Weighted Average Grant-Date Fair Value
Non-vested options, January 1, 2021	1,197,199	$0.35
Granted	561,920	$0.46
Vested	-	-
Forfeited	-	-
Non-vested options, September 30, 2021	$1,759,119	$0.36